Financial instruments - Summary of foreign currency risk (Detail) - Foreign currency risk [member] - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	$ 2,326	$ 7,276
Liabilities	3,846	3,276
US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Assets	2,326	7,276
Liabilities	1,135	3,071
Euros [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	2,710	$ 205
Singapore, Dollars
Disclosure of detailed information about financial instruments [line items]
Liabilities	$ 1